Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks, net of allowance for credit losses of $23 and $18		$ 4,178	$ 4,922
Interest-bearing deposits with the Federal Reserve and other central banks		89,546	111,550
Interest-bearing deposits with banks, net of allowance for credit losses of $1 and $2 (includes restricted of $1,399 and $3,420)		9,612	12,139
Federal funds sold and securities purchased under resale agreements		41,146	28,900
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and $1 (fair value of $44,020 and $44,711)		48,596	49,578
Available-for-sale, at fair value (amortized cost of $89,627 and $80,678, net of allowance for credit losses of $— and less than $1)		88,031	76,817
Total securities		136,627	126,395
Trading assets		13,981	10,058
Loans		71,570	66,879
Allowance for credit losses		(294)	(303)
Net loans		71,276	66,576
Premises and equipment		3,266	3,163
Accrued interest receivable		1,293	1,150
Goodwill		16,598	16,261
Intangible assets		2,851	2,854
Other assets, net of allowance for credit losses on accounts receivable of $4 and $4 (includes $1,187 and $1,009, at fair value)		25,690	25,909
Total assets		416,064	409,877
Deposits:
Noninterest-bearing deposits (principally U.S. offices)		58,267	58,274
Interest-bearing deposits in U.S. offices		139,109	132,616
Interest-bearing deposits in non-U.S. offices		92,148	92,779
Total deposits		289,524	283,669
Federal funds purchased and securities sold under repurchase agreements		14,064	14,507
Trading liabilities		4,865	6,226
Payables to customers and broker-dealers		20,073	18,395
Commercial paper		301	0
Other borrowed funds		225	479
Accrued taxes and other expenses		5,270	5,411
Other liabilities		9,124	9,028
Long-term debt		30,854	31,257
Total liabilities		374,300	368,972
Temporary equity
Redeemable noncontrolling interests		87	85
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 43,826 and 43,826 shares		4,343	4,343
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,409,633,842 and 1,402,429,447 shares		14	14
Additional paid-in capital		29,321	28,908
Retained earnings		42,537	39,549
Accumulated other comprehensive loss, net of tax		(4,656)	(4,893)
Less: Treasury stock of 691,953,574 and 643,085,355 common shares, at cost		(30,241)	(27,151)
Total The Bank of New York Mellon Corporation shareholders' equity		41,318	40,770
Nonredeemable noncontrolling interests of consolidated investment management funds		359	50
Total permanent equity	[1]	41,677	40,820	[2],[3]
Total liabilities, temporary equity and permanent equity		$ 416,064	$ 409,877

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $36,427 million at Dec. 31, 2023 and $36,975 million at Dec. 31, 2024.
[2]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.